Nature and Continuance of Operations (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
State or country of incorporation	Nevada	Nevada
Date of incorporation	Jul. 20, 2010	Jul. 20, 2010
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Accumulated deficit	$ 1,715,526	$ 693,008	$ 225,950
Private Placement [Member]
Aggregate of subscription receipts	9,113,659	9,113,659
Price per subscription	$ 0.60	$ 0.60
Aggregate gross proceeds subscription receipts	$ 5,468,195	$ 5,468,195